Organization and Principal Activities	6 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

Note 1 - Organization and Nature of Business (Continued)

Details of the Company's subsidiaries as of June 30, 2020 are as follows:

	Date of	Place of
Company name	Incorporation or acquisition	incorporation or establishment	Ownership interest	Principal activities

Lion Financial Group Limited	June 16, 2015	British Virgin Islands	100%	Investment holding
Lion Wealth Management Limited	February 16, 2017	British Virgin Islands	100%	Investment holding

Lion International Securities Group Limited	May 20, 2016	Hong Kong	100%	Securities brokerage

Lion Futures Limited	May 20, 2016	Hong Kong	100%	Futures brokerage

Lion Foreign Exchange Limited	May 20, 2016	Hong Kong	100%	Dormant

Lion Asset Management Limited	May 20, 2016	Hong Kong	100%	Asset management
(F/K/A Lion Capital Management Limited)

BC Wealth Management Limited	October 14, 2014	Hong Kong	100%	Insurance brokerage

Lion Wealth Limited	October 4, 2018	Hong Kong	100%	Marketing and support service

Lion Brokers Limited	May 2, 2017	Cayman Islands	100%	Broker Dealer and Market Maker

Lion Investment Fund SPC	June 11, 2019	Cayman Islands	100%	Dormant

Lion International Financial (Singapore) Pte LTD	July 26,2019	Singapore	100%	Dormant

Proficient Alpha Acquisition Corp.	June 16, 2020	Nevada, USA	100%	Dormant